Quarterly Holdings Report
for
Fidelity® Series Opportunistic Insights Fund
September 30, 2025
O1T-NPRT3-1125
1.951057.112
Common Stocks - 95.1%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	40,520	664,940
Clean TeQ Water Ltd (b)	1,326	298
		665,238
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	6,900	11,358,366
Materials - 0.0%
Metals & Mining - 0.0%
Evolution Mining Ltd	114,601	821,255
TOTAL AUSTRALIA		12,844,859
BELGIUM - 0.4%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR	80,949	4,825,369
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	182,214	50,273,162
TOTAL BELGIUM		55,098,531
BRAZIL - 0.7%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	12,900	30,146,526
Financials - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA ADR	440,849	3,235,832
NU Holdings Ltd/Cayman Islands Class A (b)	910,248	14,573,070
		17,808,902
Capital Markets - 0.0%
Banco BTG Pactual SA unit	80,465	729,624
TOTAL FINANCIALS		18,538,526

Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	385,679	43,159,911
TOTAL BRAZIL		91,844,963
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	85,700	1,107,197
CANADA - 2.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	15,649	2,063,819
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	90,100	5,449,895
TOTAL CONSUMER DISCRETIONARY		7,513,714

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
ARC Resources Ltd	27,849	507,874
Cameco Corp (United States)	312,429	26,200,296
Canadian Natural Resources Ltd	436,149	13,945,987
Imperial Oil Ltd	88,700	8,042,720
PrairieSky Royalty Ltd	22,140	410,760
		49,107,637
Financials - 0.6%
Banks - 0.1%
Royal Bank of Canada	91,699	13,515,340
Toronto Dominion Bank	51,499	4,117,848
		17,633,188
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	126,249	7,188,618
Insurance - 0.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	17,549	30,702,239
Intact Financial Corp	87,336	16,992,145
		47,694,384
TOTAL FINANCIALS		72,516,190

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	20,849	2,259,197
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	67,083	16,507,807
IT Services - 0.5%
Shopify Inc Class A (b)	421,968	62,690,310
Software - 0.1%
Constellation Software Inc/Canada	2,660	7,220,972
TOTAL INFORMATION TECHNOLOGY		86,419,089

Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA	86,699	14,602,461
Alamos Gold Inc Class A	113,538	3,957,554
B2Gold Corp	691,265	3,417,334
Franco-Nevada Corp	285,505	63,548,814
G Mining Ventures Corp (b)	89,899	1,786,094
Kinross Gold Corp	56,249	1,396,020
Lundin Gold Inc	147,049	9,527,490
Novagold Resources Inc (b)	166,917	1,475,231
Orla Mining Ltd (b)	2,848,307	30,720,046
		130,431,044
TOTAL CANADA		348,246,871
CHINA - 0.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	46,299	3,945,119
Consumer Discretionary - 0.4%
Automobiles - 0.3%
BYD Co Ltd H Shares	1,860,899	26,303,209
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (b)	134,200	17,737,214
TOTAL CONSUMER DISCRETIONARY		44,040,423

Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (b)	45,049	15,348,194
Zai Lab Ltd ADR (b)	63,536	2,153,235
		17,501,429
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	16,200	914,721
TOTAL CHINA		66,401,692
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)	1,475,290	15,646,533
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	468,713	16,287,777
FRANCE - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	14,700	1,280,859
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	22,138	7,173,549
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	4,733	1,581,459
TOTAL FRANCE		10,035,867
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	34,744	1,572,166
Financials - 0.0%
Insurance - 0.0%
Allianz SE	1,349	567,560
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rheinmetall AG	6,900	16,076,326
Electrical Equipment - 0.0%
Siemens Energy AG (b)	23,299	2,739,476
TOTAL INDUSTRIALS		18,815,802

TOTAL GERMANY		20,955,528
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	10,900	693,349
Insurance - 0.0%
Accelerant Holdings Class A (b)(e)	16,400	244,195
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		937,544
INDIA - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	57,200	1,209,388
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	175,400	642,632
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	261,300	4,011,765
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar ADR	389,600	13,308,736
TOTAL INDIA		19,172,521
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	73,649	1,211,844
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	341,911	6,906,602
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd (United States)	600	305,880
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)(e)	53,400	5,609,670
TOTAL ISRAEL		12,822,152
ITALY - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Brunello Cucinelli SpA	279,800	30,550,425
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	223,329	13,448,872
TOTAL ITALY		43,999,297
JAPAN - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp	21,800	2,750,736
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	109,995	725,192
Specialty Retail - 0.0%
Fast Retailing Co Ltd	11,349	3,446,826
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	173,199	4,534,784
TOTAL CONSUMER DISCRETIONARY		8,706,802

Industrials - 0.3%
Industrial Conglomerates - 0.3%
Hitachi Ltd	1,315,229	34,844,452
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	266,549	6,975,350
Trading Companies & Distributors - 0.0%
ITOCHU Corp	11,649	662,809
TOTAL INDUSTRIALS		42,482,611

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	74,079	7,329,581
TOTAL JAPAN		61,269,730
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	56,154	8,596,448
Broadline Retail - 0.2%
Coupang Inc Class A (b)	599,962	19,318,777
TOTAL CONSUMER DISCRETIONARY		27,915,225

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	74,076	18,328,724
TOTAL KOREA (SOUTH)		46,243,949
NETHERLANDS - 0.7%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	186,023	5,375,592
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (b)	69,209	51,045,791
uniQure NV (b)	24,100	1,406,717
		52,452,508
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	8,100	4,857,608
NXP Semiconductors NV	134,390	30,604,635
		35,462,243
TOTAL NETHERLANDS		93,290,343
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	26,449	499,943
SINGAPORE - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Sea Ltd Class A ADR (b)	17,849	3,190,152
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	738,612	7,751,230
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	168,600	7,140,210
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG	113,514	4,635,815
TOTAL SWITZERLAND		11,776,025
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	596,457	166,584,476
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	7,124	2,597,553
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	43,998	11,175,493
Flutter Entertainment PLC (United Kingdom) (b)	2,200	572,228
		11,747,721
Leisure Products - 0.0%
Games Workshop Group PLC	808	157,894
TOTAL CONSUMER DISCRETIONARY		11,905,615

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	34,281	1,352,385
Financials - 0.0%
Banks - 0.0%
NatWest Group PLC	261,049	1,843,881
Starling Bank Ltd (c)	1,611,012	5,221,627
		7,065,508
Financial Services - 0.0%
Klarna Group PLC (e)	21,900	802,635
Insurance - 0.0%
Admiral Group PLC	14,300	644,659
TOTAL FINANCIALS		8,512,802

Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	130,200	19,946,785
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	1,698,026	27,294,514
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	42,900	3,017,157
TOTAL UNITED KINGDOM		72,029,258
UNITED STATES - 86.1%
Communication Services - 21.5%
Entertainment - 3.8%
Electronic Arts Inc	15,100	3,045,670
Liberty Media Corp-Liberty Formula One Class C (b)	241,758	25,251,623
Live Nation Entertainment Inc (b)	89,871	14,684,921
Netflix Inc (b)	290,409	348,177,159
ROBLOX Corp Class A (b)	84,649	11,725,579
Spotify Technology SA (b)	86,887	60,647,127
Walt Disney Co/The	181,020	20,726,790
Warner Bros Discovery Inc (b)	489,499	9,559,915
		493,818,784
Interactive Media & Services - 17.3%
Alphabet Inc Class A	2,089,611	507,984,434
Alphabet Inc Class C	1,030,000	250,856,500
Epic Games Inc (b)(c)(d)	7,100	5,193,863
Meta Platforms Inc Class A	2,014,054	1,479,080,977
Reddit Inc Class A (b)	63,230	14,542,268
Reddit Inc Class B (b)	32,888	7,563,911
Snap Inc Class A (b)	837,400	6,456,354
		2,271,678,307
Media - 0.0%
Magnite Inc (b)	99,300	2,162,754
Omnicom Group Inc	35,299	2,877,927
		5,040,681
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	239,019	57,216,368
TOTAL COMMUNICATION SERVICES		2,827,754,140

Consumer Discretionary - 8.7%
Automobiles - 0.1%
Rad Power Bikes Inc (b)(c)(d)	145,919	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	150,652	2
Tesla Inc (b)	38,449	17,099,039
		17,099,042
Broadline Retail - 4.8%
Amazon.com Inc (b)	2,832,240	621,874,937
Ollie's Bargain Outlet Holdings Inc (b)	18,899	2,426,631
		624,301,568
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	79,808	25,685,407
Stubhub Holdings Inc Class A (e)	27,400	461,416
		26,146,823
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	248,599	30,184,891
Black Rock Coffee Bar Inc Class A	9,100	217,126
Booking Holdings Inc	3,149	17,002,301
Carnival Corp (b)	271,399	7,846,145
Cava Group Inc (b)(e)	49,687	3,001,592
Chipotle Mexican Grill Inc (b)	531,526	20,830,504
DoorDash Inc Class A (b)	26,149	7,112,267
DraftKings Inc Class A (b)	346,986	12,977,276
Dutch Bros Inc Class A (b)	54,199	2,836,776
Hilton Worldwide Holdings Inc	255,991	66,414,305
Royal Caribbean Cruises Ltd	21,759	7,040,777
Starbucks Corp	118,749	10,046,165
Viking Holdings Ltd (b)	515,199	32,024,770
		217,534,895
Household Durables - 0.4%
Blu Homes Inc (b)(c)(d)	21,093,998	6,539
DR Horton Inc	98,713	16,728,892
Garmin Ltd	13,406	3,300,825
Lennar Corp Class A	4,900	617,596
PulteGroup Inc	207,431	27,407,859
Somnigroup International Inc	20,009	1,687,359
		49,749,070
Specialty Retail - 1.5%
Carvana Co Class A (b)	1,700	641,308
Dick's Sporting Goods Inc	11,700	2,599,974
Fanatics Inc Class A (b)(c)(d)	139,938	8,546,014
Home Depot Inc/The	57,300	23,217,387
O'Reilly Automotive Inc (b)	547,860	59,064,787
TJX Cos Inc/The	572,219	82,708,534
Urban Outfitters Inc (b)	32,108	2,293,474
Warby Parker Inc Class A (b)	440,856	12,158,808
Williams-Sonoma Inc	3,200	625,440
		191,855,726
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc Class B	84,120	5,865,688
Ralph Lauren Corp Class A	21,406	6,712,065
Tapestry Inc	17,052	1,930,627
		14,508,380
TOTAL CONSUMER DISCRETIONARY		1,141,195,504

Consumer Staples - 1.3%
Beverages - 0.7%
Coca-Cola Co/The	1,093,436	72,516,676
Keurig Dr Pepper Inc	314,054	8,011,517
		80,528,193
Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores Inc	23,394	13,225,096
Costco Wholesale Corp	36,119	33,432,830
Dollar Tree Inc (b)	63,400	5,983,058
Walmart Inc	71,499	7,368,687
		60,009,671
Food Products - 0.0%
Vital Farms Inc (b)(e)	102,200	4,205,530
Personal Care Products - 0.0%
elf Beauty Inc (b)	25,000	3,312,000
Tobacco - 0.1%
Altria Group Inc	9,299	614,292
Philip Morris International Inc	115,377	18,714,149
		19,328,441
TOTAL CONSUMER STAPLES		167,383,835

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Antero Resources Corp (b)	403,200	13,531,392
Centrus Energy Corp Class A (b)	8,486	2,631,254
Cheniere Energy Inc	164,568	38,670,189
Chevron Corp	12,300	1,910,067
Exxon Mobil Corp	5,700	642,675
Marathon Petroleum Corp	10,200	1,965,948
Sable Offshore Corp (b)	114,813	2,004,635
Shell PLC ADR	637,500	45,600,375
Valero Energy Corp	11,500	1,957,990
		108,914,525
Financials - 12.5%
Banks - 3.1%
Bancorp Inc/The (b)	108,866	8,152,975
Bank of America Corp	1,193,535	61,574,471
Citigroup Inc	299,899	30,439,749
East West Bancorp Inc	13,403	1,426,749
JPMorgan Chase & Co	411,461	129,787,143
Wells Fargo & Co	2,067,216	173,274,045
		404,655,132
Capital Markets - 1.9%
Aestas Management Co LLC (d)(g)	1,000	430,000
Bank of New York Mellon Corp/The	539,720	58,807,892
Blackstone Inc	7,400	1,264,290
Blue Owl Capital Inc Class A	926,800	15,690,724
Cboe Global Markets Inc	38,500	9,442,125
Charles Schwab Corp/The	235,679	22,500,274
Coinbase Global Inc Class A (b)	32,266	10,889,452
Evercore Inc Class A	3,539	1,193,775
Gemini Space Station Inc Class A (e)	4,600	110,216
Goldman Sachs Group Inc/The	37,499	29,862,329
Interactive Brokers Group Inc Class A	205,799	14,161,029
KKR & Co Inc Class A	4,300	558,785
Moody's Corp	60,123	28,647,407
Morgan Stanley	216,499	34,414,681
Nasdaq Inc	6,799	601,372
Raymond James Financial Inc	14,899	2,571,567
Robinhood Markets Inc Class A (b)	5,500	787,490
Tradeweb Markets Inc Class A	54,300	6,026,214
Tulco LLC (b)(c)(d)(f)	7,549	6,170,024
		244,129,646
Consumer Finance - 0.5%
American Express Co	157,658	52,367,681
Capital One Financial Corp	113,557	24,139,947
Figure Technology Solutions Inc Class A	8,700	316,419
SoFi Technologies Inc Class A (b)	28,600	755,612
Synchrony Financial	8,500	603,925
		78,183,584
Financial Services - 5.4%
Affirm Holdings Inc Class A (b)	9,099	664,954
Apollo Global Management Inc	250,500	33,384,135
Berkshire Hathaway Inc Class A (b)	502	378,608,400
Mastercard Inc Class A	251,100	142,828,191
Toast Inc Class A (b)	665,256	24,288,497
Visa Inc Class A	376,599	128,563,367
		708,337,544
Insurance - 1.6%
American Financial Group Inc/OH	42,000	6,120,240
Arthur J Gallagher & Co	186,949	57,905,583
Chubb Ltd	250,651	70,746,245
Progressive Corp/The	109,999	27,164,253
Travelers Companies Inc/The	153,737	42,926,445
		204,862,766
TOTAL FINANCIALS		1,640,168,672

Health Care - 6.7%
Biotechnology - 2.0%
AbbVie Inc	70,799	16,392,800
Alnylam Pharmaceuticals Inc (b)	228,859	104,359,705
Caris Life Sciences Inc (b)	40,145	1,214,386
Celldex Therapeutics Inc (b)	49,900	1,290,913
Cytokinetics Inc (b)	69,100	3,797,736
Gilead Sciences Inc	688,091	76,378,101
Insmed Inc (b)	86,779	12,497,044
Legend Biotech Corp ADR (b)	287,329	9,369,799
Roivant Sciences Ltd (b)	61,800	935,034
Soleno Therapeutics Inc (b)	113,780	7,691,528
Vertex Pharmaceuticals Inc (b)	64,049	25,084,150
		259,011,196
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	24,499	3,281,396
Alcon AG (United States)	2,901	216,153
Artivion Inc (b)	177,100	7,498,414
Boston Scientific Corp (b)	1,263,829	123,387,625
Edwards Lifesciences Corp (b)	7,700	598,829
Insulet Corp (b)	33,100	10,218,963
Intuitive Surgical Inc (b)	45,090	20,165,601
Penumbra Inc (b)	30,897	7,826,828
ResMed Inc	2,300	629,579
Stryker Corp	57,880	21,396,500
TransMedics Group Inc (b)	206,291	23,145,850
		218,365,738
Health Care Providers & Services - 0.7%
CVS Health Corp	178,217	13,435,780
HCA Healthcare Inc	40,999	17,473,774
LifeStance Health Group Inc (b)	597,100	3,284,049
Tenet Healthcare Corp (b)	270,921	55,007,800
		89,201,403
Health Care Technology - 0.4%
Doximity Inc Class A (b)	648,021	47,402,736
HeartFlow Inc	25,000	841,500
Veeva Systems Inc Class A (b)	31,172	9,286,451
		57,530,687
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific Inc	72,500	35,163,950
Veterinary Emergency Group (b)(c)(d)(f)	80,233	6,725,932
		41,889,882
Pharmaceuticals - 1.6%
Eli Lilly & Co	276,552	211,009,176
Merck & Co Inc	3,049	255,903
		211,265,079
TOTAL HEALTH CARE		877,263,985

Industrials - 8.8%
Aerospace & Defense - 3.5%
AeroVironment Inc (b)	449	141,386
Anduril Industries Inc Class B (c)(d)	1,299	53,103
Anduril Industries Inc Class C (c)(d)	1	41
ATI Inc (b)	49,191	4,001,196
Axon Enterprise Inc (b)	30,503	21,890,173
Boeing Co (b)	272,443	58,801,373
Firefly Aerospace Inc (b)(e)	17,200	504,304
GE Aerospace	438,242	131,831,958
HEICO Corp Class A	2,549	647,675
Howmet Aerospace Inc	464,709	91,189,847
Karman Holdings Inc	120,800	8,721,760
Leonardo DRS Inc	38,079	1,728,787
Loar Holdings Inc (b)(e)	13,419	1,073,520
MDA Space Ltd (b)	246,100	6,129,069
Northrop Grumman Corp	7,129	4,343,842
Relativity Space Inc (b)(c)	2,857	3,029
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	112	114
Rocket Lab Corp	42,699	2,045,709
RTX Corp	3,999	669,153
Space Exploration Technologies Corp (b)(c)(d)	215,904	45,771,648
Space Exploration Technologies Corp Class C (b)(c)(d)	23,836	5,053,232
StandardAero Inc (b)	24,200	660,418
TransDigm Group Inc	39,534	52,106,603
Woodward Inc	9,702	2,451,792
		439,819,732
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	28,830	1,192,120
Building Products - 0.6%
Tecnoglass Inc	170,650	11,418,192
Trane Technologies PLC	161,596	68,187,048
		79,605,240
Commercial Services & Supplies - 0.3%
Cintas Corp	49,812	10,224,411
GFL Environmental Inc Subordinate Voting Shares	498,570	23,629,861
Republic Services Inc	12,749	2,925,640
		36,779,912
Construction & Engineering - 0.7%
API Group Corp (b)	34,400	1,182,328
Comfort Systems USA Inc	900	742,662
Construction Partners Inc Class A (b)	86,700	11,010,900
EMCOR Group Inc	57,500	37,348,550
Legence Corp Class A	90,100	2,775,981
Quanta Services Inc	107,100	44,384,382
		97,444,803
Electrical Equipment - 2.0%
Bloom Energy Corp Class A (b)(e)	142,700	12,068,139
Eaton Corp PLC	154,761	57,919,304
GE Vernova Inc	302,834	186,212,627
NEXTracker Inc Class A (b)	37,800	2,796,822
		258,996,892
Ground Transportation - 0.1%
Uber Technologies Inc (b)	134,324	13,159,722
Industrial Conglomerates - 0.2%
3M Co	189,999	29,484,045
Machinery - 1.1%
Allison Transmission Holdings Inc	60,800	5,160,704
Deere & Co	36,290	16,593,965
Parker-Hannifin Corp	109,745	83,203,172
RBC Bearings Inc (b)	9,006	3,514,952
Westinghouse Air Brake Technologies Corp	199,536	40,000,982
		148,473,775
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	219,850	10,944,133
Delta Air Lines 1991 Series K Pass Through Trust	10,700	607,225
		11,551,358
Professional Services - 0.0%
Paycom Software Inc	15,675	3,262,595
UL Solutions Inc Class A	38,249	2,710,324
		5,972,919
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd	29,294	4,887,997
QXO Inc (b)	86,149	1,642,000
WW Grainger Inc	22,397	21,343,445
		27,873,442
TOTAL INDUSTRIALS		1,150,353,960

Information Technology - 23.2%
Communications Equipment - 0.3%
Arista Networks Inc	257,648	37,541,890
Ciena Corp (b)	20,000	2,913,400
		40,455,290
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	1,503,495	186,057,506
Coherent Corp (b)	30,600	3,296,232
Flex Ltd (b)	38,953	2,258,105
Jabil Inc	16,899	3,669,956
Mirion Technologies Inc Class A (b)(e)	820,300	19,080,178
TD SYNNEX Corp	3,900	638,625
		215,000,602
IT Services - 0.4%
Asac II LP (b)(c)(d)	2,013,117	398,537
Cloudflare Inc Class A (b)	65,049	13,958,865
CoreWeave Inc Class A (b)	115,520	15,808,912
CoreWeave Inc Class A (h)	22,460	3,073,651
IBM Corporation	1,749	493,498
Kyndryl Holdings Inc (b)	55,039	1,652,821
MongoDB Inc Class A (b)	2,000	620,760
Snowflake Inc (b)	42,549	9,596,927
X.Ai Holdings Corp Class A (c)(d)	90,256	3,299,759
		48,903,730
Semiconductors & Semiconductor Equipment - 12.6%
Advanced Micro Devices Inc (b)	3,600	582,444
Analog Devices Inc	10,049	2,469,039
Applied Materials Inc	10,500	2,149,770
ARM Holdings PLC ADR (b)(e)	29,304	4,146,223
Astera Labs Inc (b)	78,191	15,309,798
Broadcom Inc	396,859	130,927,753
Credo Technology Group Holding Ltd (b)	4,000	582,440
First Solar Inc (b)	12,500	2,756,625
Intel Corp (b)	26,749	897,429
KLA Corp	4,899	5,284,061
Lam Research Corp	28,500	3,816,150
Marvell Technology Inc	498,800	41,934,116
Micron Technology Inc	323,092	54,059,753
Monolithic Power Systems Inc	4,299	3,957,831
NVIDIA Corp	7,382,871	1,377,496,072
		1,646,369,504
Software - 6.9%
Applied Intuition Inc Class A (b)(c)(d)	12,113	1,646,520
AppLovin Corp Class A (b)	61,560	44,233,322
Bitdeer Technologies Group Class A (b)(e)	156,900	2,681,421
BitMine Immersion Technologies Inc (b)(e)	102,400	5,317,632
Cadence Design Systems Inc (b)	176,175	61,883,231
Circle Internet Group Inc (i)	93,636	12,414,261
Crowdstrike Holdings Inc Class A (b)	4,399	2,157,182
CyberArk Software Ltd (b)	60,060	29,017,989
Datadog Inc Class A (b)	23,299	3,317,778
Fair Isaac Corp (b)	400	598,612
Figma Inc (i)	84,800	4,398,576
Figma Inc Class A (e)	61,700	3,200,379
Fortinet Inc (b)	100,245	8,428,600
Guidewire Software Inc (b)	9,899	2,275,384
Intuit Inc	1,249	852,955
Magic Leap Inc Class A (b)(c)(d)	72,297	1
Magic Leap Inc warrants (b)(c)(d)	39,573	0
Microsoft Corp	1,186,952	614,781,788
Monday.com Ltd (b)	611	118,344
Netskope Inc (b)	37,400	850,102
OpenAI Global LLC rights (b)(c)(d)	5,771,073	11,946,121
OpenAI Global LLC rights (b)(c)(d)	3,401,252	4,659,715
Oracle Corp	11,499	3,233,979
Palantir Technologies Inc Class A (b)	15,699	2,863,812
Palo Alto Networks Inc (b)	67,540	13,752,495
Riot Platforms Inc (b)(e)	1,280,400	24,366,012
Roper Technologies Inc	15,000	7,480,350
Rubrik Inc Class A (b)	25,249	2,076,730
SailPoint Inc (e)	27,600	609,408
Samsara Inc Class A (b)	236,662	8,815,660
Servicenow Inc (b)	599	551,247
Stripe Inc Class B (b)(c)(d)	26,700	947,850
Synopsys Inc (b)	17,200	8,486,308
Tanium Inc Class B (b)(c)(d)	408,212	3,918,835
Via Transportation Inc (b)(e)	18,440	886,595
Weave Communications Inc (b)	177,215	1,183,796
Zoom Communications Inc Class A (b)	154,001	12,705,083
Zscaler Inc (b)	13,849	4,149,991
		910,808,064
Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc	724,200	184,403,046
Dell Technologies Inc Class C	35,310	5,005,899
		189,408,945
TOTAL INFORMATION TECHNOLOGY		3,050,946,135

Materials - 0.4%
Chemicals - 0.3%
Corteva Inc	461,206	31,191,362
Ecolab Inc	12,899	3,532,520
		34,723,882
Construction Materials - 0.0%
CRH PLC	5,600	671,440
Martin Marietta Materials Inc	1,400	882,392
		1,553,832
Metals & Mining - 0.1%
Carpenter Technology Corp	24,046	5,904,255
Ivanhoe Electric Inc / US (b)	195,214	2,449,936
Ivanhoe Electric Inc / US warrants (b)	127,728	725,082
MP Materials Corp (b)(e)	98,675	6,618,132
Royal Gold Inc	2,899	581,481
		16,278,886
TOTAL MATERIALS		52,556,600

Real Estate - 0.6%
Health Care REITs - 0.4%
Welltower Inc	273,900	48,792,546
Office REITs - 0.1%
Kilroy Realty Corp	255,400	10,790,650
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	122,900	19,364,124
TOTAL REAL ESTATE		78,947,320

Utilities - 1.6%
Electric Utilities - 1.1%
American Electric Power Co Inc	43,699	4,916,138
Constellation Energy Corp	253,403	83,387,325
Entergy Corp	175,000	16,308,250
NRG Energy Inc	175,939	28,493,321
Xcel Energy Inc	5,100	411,315
		133,516,349
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	79,800	6,251,532
Independent Power and Renewable Electricity Producers - 0.5%
Talen Energy Corp (b)	1,800	765,684
Vistra Corp	330,026	64,658,694
		65,424,378
Multi-Utilities - 0.0%
Sempra	7,200	647,856
Water Utilities - 0.0%
WaterBridge Infrastructure LLC Class A	56,000	1,412,320
TOTAL UTILITIES		207,252,435

TOTAL UNITED STATES		11,302,737,111
TOTAL COMMON STOCKS (Cost $5,331,267,544)		12,484,582,946

Convertible Preferred Stocks - 1.7%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Douyin Co Ltd Series E1 (b)(c)(d)	37,932	9,809,215
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (c)(d)	91,659	4,910,173
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (c)(d)	50,400	442,512
UNITED STATES - 1.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	19,024	0
Rad Power Bikes Inc Series C (b)(c)(d)	74,857	1
Rad Power Bikes Inc Series D (b)(c)(d)	127,700	1
		2
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	800	203,968
TOTAL CONSUMER DISCRETIONARY		203,970

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	3,340	133,867
GoBrands Inc Series H (b)(c)(d)	3,970	203,939
		337,806
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	23,737	1,792,618
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	194,500	406,505
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	79,800	810,768
Lyra Health Inc Series F (b)(c)(d)	4,099	41,645
Somatus Inc Series E (b)(c)(d)	842	1,111,912
		1,964,325
TOTAL HEALTH CARE		2,370,830

Industrials - 1.3%
Aerospace & Defense - 1.1%
Anduril Industries Inc Series G (c)(d)	12,300	502,824
Space Exploration Technologies Corp Series G (b)(c)(d)	36,460	77,295,201
Space Exploration Technologies Corp Series H (b)(c)(d)	7,256	15,382,720
Space Exploration Technologies Corp Series N (b)(c)(d)	24,552	52,050,240
		145,230,985
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	66,084	2,732,574
Zipline International Inc Series F (b)(c)(d)	129,467	5,353,461
Zipline International Inc Series G (b)(c)(d)	59,655	2,466,734
		10,552,769
Construction & Engineering - 0.1%
Beta Technologies Inc 6% Series C (c)(d)	3,702	427,099
Beta Technologies Inc 6% Series C-1 (c)(d)	26,438	3,028,209
Beta Technologies Inc Series B, 6% (b)(c)(d)	15,787	2,224,546
Beta Technologies Inc Series C, 6% (c)(d)	16,200	1,960,686
		7,640,540
TOTAL INDUSTRIALS		163,424,294

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series G (c)(d)	309,200	11,203,058
IT Services - 0.0%
X.Ai Holdings Corp Series C (c)(d)	264,240	9,660,614
Software - 0.2%
Anthropic PBC Series E (c)(d)	14,900	2,100,453
Anthropic PBC Series F (c)(d)	46,814	6,599,370
Applied Intuition Inc Series A2 (b)(c)(d)	14,271	1,939,857
Applied Intuition Inc Series B2 (b)(c)(d)	6,881	935,334
Magic Leap Inc Series AA (b)(c)(d)	275,569	2
MOLOCO Inc Series A (b)(c)(d)	35,442	2,641,847
Nuro Inc/DE Series C (b)(c)(d)	190,290	2,445,227
Nuro Inc/DE Series D (b)(c)(d)	36,736	538,182
Nuro Inc/DE Series E (c)(d)	77,100	986,880
Stripe Inc Series H (b)(c)(d)	11,500	408,250
Stripe Inc Series I (b)(c)(d)	128,075	4,546,663
		23,142,065
TOTAL INFORMATION TECHNOLOGY		44,005,737

TOTAL UNITED STATES		212,135,255
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $85,272,134)		227,297,155

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $150,652)	150,652	75,420

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.21	375,472,194	375,547,289
Fidelity Securities Lending Cash Central Fund (j)(k)	4.19	44,903,035	44,907,525
TOTAL MONEY MARKET FUNDS (Cost $420,454,814)			420,454,814

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,837,145,144)	13,132,410,335
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,155,868)
NET ASSETS - 100.0%	13,126,254,467

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $344,690,912 or 2.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,073,651 or 0.0% of net assets.

(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $16,812,837 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $13,421,961.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aestas Management Co LLC	9/3/2025	430,000

Anduril Industries Inc Class B	6/16/2025	53,107

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series G	4/17/2025	502,858

Anthropic PBC Series E	2/14/2025	835,689

Anthropic PBC Series F	8/18/2025	6,599,258

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	811,284

Applied Intuition Inc Series A2	7/2/2024	851,906

Applied Intuition Inc Series B2	7/2/2024	410,761

Asac II LP	10/10/2013	155,029

Beta Technologies Inc 6% Series C	8/14/2025	423,767

Beta Technologies Inc 6% Series C-1	9/26/2025	3,026,358

Beta Technologies Inc Series B, 6%	4/4/2022	1,628,745

Beta Technologies Inc Series C, 6%	10/24/2024	1,854,414

Blu Homes Inc	5/21/2020	36,484

Canva Australia Holdings Pty Ltd Class A	3/18/2024	7,359,962

Cerebras Systems Inc Series G	9/19/2025	11,203,058

Discord Inc Series I	9/15/2021	440,500

Douyin Co Ltd Series E1	11/18/2020	4,156,368

Element Labs Inc Series B	6/27/2025	442,456

ElevateBio LLC Series C	3/9/2021	815,927

Epic Games Inc	7/13/2020 - 7/30/2020	4,082,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	4,645,245

GoBrands Inc Series G	3/2/2021	834,055

GoBrands Inc Series H	7/22/2021	1,542,308

Lyra Health Inc Series E	1/14/2021	730,697

Lyra Health Inc Series F	6/4/2021	64,372

Magic Leap Inc Class A	10/17/2014 - 10/6/2017	35,136,390

Magic Leap Inc Series AA	7/7/2020	4,756,362

Magic Leap Inc warrants	7/7/2020	0

MOLOCO Inc Series A	6/26/2023	2,126,520

Nuro Inc/DE Series C	10/30/2020	2,484,160

Nuro Inc/DE Series D	10/29/2021	765,788

Nuro Inc/DE Series E	4/1/2025	986,378

OpenAI Global LLC rights	9/30/2024	5,771,073

OpenAI Global LLC rights	4/11/2025 - 8/4/2025	3,401,252

Oura Health Oy Series E	9/24/2025	4,910,173

Rad Power Bikes Inc	1/21/2021	703,890

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	150,652

Rad Power Bikes Inc Series A	1/21/2021	91,769

Rad Power Bikes Inc Series C	1/21/2021	361,098

Rad Power Bikes Inc Series D	9/17/2021	1,223,851

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Somatus Inc Series E	1/31/2022	734,759

Space Exploration Technologies Corp	10/16/2015 - 7/14/2025	3,719,272

Space Exploration Technologies Corp Class C	9/11/2017 - 7/14/2025	2,601,971

Space Exploration Technologies Corp Series G	1/20/2015	2,824,192

Space Exploration Technologies Corp Series H	8/4/2017	979,560

Space Exploration Technologies Corp Series N	8/4/2020	6,629,040

Stripe Inc Class B	5/18/2021	1,071,428

Stripe Inc Series H	3/15/2021	461,437

Stripe Inc Series I	3/20/2023 - 5/12/2023	2,578,680

Tanium Inc Class B	4/21/2017 - 9/18/2020	3,439,433

Tenstorrent Holdings Inc Series C1	4/23/2021	1,411,288

Tulco LLC	8/24/2017 - 12/14/2017	2,643,700

Veterinary Emergency Group	9/16/2021 - 10/2/2024	3,627,352

X.Ai Holdings Corp Class A	10/25/2022	3,251,000

X.Ai Holdings Corp Series C	11/22/2024	5,720,796

Zipline International Inc	10/12/2021	1,037,879

Zipline International Inc Series E	12/21/2020	2,156,281

Zipline International Inc Series F	4/11/2023	5,204,198

Zipline International Inc Series G	6/7/2024	2,502,307

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	517,324,323	2,712,157,360	2,853,935,373	11,171,556	979	-	375,547,289	375,472,194	0.7%
Fidelity Securities Lending Cash Central Fund	18,529,003	360,237,834	333,859,312	78,470	-	-	44,907,525	44,903,035	0.1%
Total	535,853,326	3,072,395,194	3,187,794,685	11,250,026	979	-	420,454,814

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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